Share-Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares
Expected dividends yield	0.00%
Maximum [Member]
Expected volatility	81.25%
Expected term	6 years 3 months
Risk-free interest rate (per annum)	1.30%
Estimated fair value of underlying ordinary shares (in dollars per share)	$ 0.35
Minimum [Member]
Expected volatility	79.77%
Expected term	5 years 9 months
Risk-free interest rate (per annum)	0.89%
Estimated fair value of underlying ordinary shares (in dollars per share)	$ 0.34